RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS	RECENTLY ISSUED ACCOUNTING STANDARDS
Adoption of new accounting standards

In March 2020, the FASB issued ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting and in January 2021 the FASB issued ASU 2021-01 Reference Rate Reform (Topic 848): Scope. These amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. This amendment has not had a material impact on our consolidated financial statements nor related disclosures, including retained earnings, as of January 1, 2022.

In August 2020, the FASB issued ASU 2020-06 Debt – Debt with Conversion and Other Options (Topic 470) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Topic 815). The amendments simplify the issuer’s accounting for convertible instruments and its application of the equity classification guidance. The new guidance eliminates some of the existing models for assessing convertible instruments, which results in more instruments being recognized as a single unit of account on the balance sheet and expands disclosure requirements. The new guidance simplifies the assessment of contracts in an entity’s own equity and existing EPS guidance in ASC 260. The adoption of ASU 2020-06 had no impact on our consolidated financial statements for the Successor Period.

In May 2021, the FASB issued ASU 2021-04 Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging —Contracts in Entity’s Own Equity (Subtopic 815-40). We adopted this with effect from January 1, 2022. The adoption of ASU 2021-04 had no material impact on our consolidated financial statements for the Successor Period.

In July 2021, the FASB issued ASU 2021-05 Leases (Topic 842) – Lessors – Certain Leases with Variable Lease Payments. We adopted this with effect from January 1, 2022. The adoption of ASU 2021-05 had no material impact on our consolidated financial statements for the Successor Period.

Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of December 31, 2022:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2021-08 Business Combinations (Topic 805) - Accounting for contract assets and contract liabilities from contracts with customers	Requires contract assets and contract liabilities (i.e., deferred revenue) acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606. Generally, this new guidance will result in the acquirer recognizing contract assets and contract liabilities at the same amounts recorded by the acquiree (rather than having such amounts recognized by the acquirer at fair value in acquisition accounting, as has been historical practice).	January 1, 2023	No material impact expected as a result of the adoption of this ASU.
ASU 2022-03 Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions	This amendment is intended to reduce diversity in practice in the measurement of the fair value of equity securities subject to contractual sale restrictions. For entities that have investments in equity securities that are subject to contractual sale restrictions, the contractual restriction on the sale is not considered part of the unit of account of the equity security, is not considered when measuring fair value and additional disclosures are required. This amendment is required to be applied prospectively from date of adoption; early adoption is permitted.	January 1, 2024	No material impact expected as a result of the adoption of this ASU.